Loans Held for Investment, Subject to Nonrecourse Debt, at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fair value adjustments	$ (191,457)	$ 663,927
Total loans held for investment, subject to nonrecourse debt, at fair value	7,454,638	6,218,194
Reverse mortgage loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment, subject to nonrecourse debt - UPB	7,240,125	5,165,479
Commercial mortgage loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment, subject to nonrecourse debt - UPB	$ 405,970	$ 388,788